Preferred Stock (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 01, 2025	Jun. 20, 2025 $ / shares shares	May 14, 2025 USD ($) $ / shares shares	Jan. 31, 2025 shares	Jan. 08, 2025 USD ($)	Aug. 30, 2024 shares	Dec. 31, 2023 $ / shares shares	Oct. 11, 2023 shares
Preferred Stock [Line Items]
Preferred stock were converted	1,450
Convertible preferred stock	18,500	18,500	1,850,000				18,500		18,500
Par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Principal amount (in Dollars) | $						$ 1,284,881
Shares of preferred stock					4,000	4,000
Preferred stock shares valued (in Dollars) | $						$ 851,000
Common shares per preferred share		575
Conversion rate (in Dollars) | $	$ 1,150	$ 1,150
Conversion of fair value preferred stock (in Dollars) | $	$ 433,881	$ 433,881
Lowest volume weighted average price	85.00%	85.00%
Consecutive trading days		10
Floor price (in Dollars) | $	$ 0.1	$ 0.1
Preferred stock, shares issued	15,000	15,000	6,500							25,000
Redeemable Preferred Stock, outstanding	15,000	15,000	6,500							25,000
Conversion price (in Dollars per share) | $ / shares	$ 10	$ 10	$ 10
Percentage of stockholder beneficial	4.99%	4.99%	4.99%
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000							20,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Conversion rate			125.00%
Converted or Redeemed [Member]
Preferred Stock [Line Items]
Conversion price (in Dollars per share) | $ / shares	$ 2	$ 2
Series C Preferred Stock to be Converted [Member]
Preferred Stock [Line Items]
Annual dividend rate	15.00%	15.00%
Liquidation Preference [Member]
Preferred Stock [Line Items]
Convertible preferred stock, percentage		125.00%
Forecast [Member]
Preferred Stock [Line Items]
Principal amount (in Dollars) | $								$ 1,724,100
Forecast [Member] | Converted or Redeemed [Member]
Preferred Stock [Line Items]
Annual dividend rate				5.00%
Series C Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock outstanding	2,550	2,550	0
Preferred stock issued	2,550	2,550	0
Shares of preferred stock	1,450	1,450
Preferred stock shares valued (in Dollars) | $
Series A Convertible Preferred Stock Redeemed [Member]
Preferred Stock [Line Items]
Preferred stock were converted	10,000
Convertible preferred stock	6,530,455	6,530,455	6,500
Percentage of ability to conversion of shares	4.99%	4.99%	4.99%
Series B Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock outstanding	0	0	0
Preferred stock issued	0	0	0
Preferred stock shares valued (in Dollars) | $
Preferred stock, stated value (in Dollars) | $	$ 1,000	$ 1,000
Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Convertible preferred stock	1,000,000	1,000,000
Shares of preferred stock	10,000	10,000									39,000
Preferred stock, shares issued	15,000	15,000
Redeemable Preferred Stock, outstanding	15,000	15,000
Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock outstanding			25,000
Preferred stock, shares issued			6,500
Redeemable Preferred Stock, outstanding			6,500
Previously Reported [Member]
Preferred Stock [Line Items]
Preferred stock, shares issued										25,000
Redeemable Preferred Stock, outstanding										25,000
Preferred Stock [Member]
Preferred Stock [Line Items]
Convertible preferred stock									18,500
Preferred Stock [Member] | Series C Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock were converted	(1,450)
Preferred Stock [Member] | Series A Preferred Stock [Member]
Preferred Stock [Line Items]
Preferred stock were converted	(10,000)
Common Stock [Member]
Preferred Stock [Line Items]
Preferred stock were converted	9,030,452
Convertible preferred stock									1,850,000
Par value (in Dollars per share) | $ / shares	$ 0.0001	$ 0.0001